SUBSEQUENT EVENTS (Details Textual) - Subsequent Event [Member] - USD ($)		1 Months Ended
	Mar. 15, 2017	Feb. 16, 2017	Jan. 31, 2017
Atlanta [Member]
Subsequent Event [Line Items]
Payments to Acquire Real Estate	$ 2,663,000
Memphis [Member]
Subsequent Event [Line Items]
Payments to Acquire Real Estate		$ 2,140,000
Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			4.50%
Debt Instrument, Face Amount			$ 5,020,000
Debt Instrument, Maturity Date			Jan. 31, 2022
Debt Instrument, Periodic Payment			$ 31,759